Restructuring (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Restructuring
Restructuring costs	$ 23,400
Expected additional employee severance and associated benefit costs in 2014	6,900
Selling, general and administrative expenses
Restructuring
Restructuring costs	20,000
Cost of sales
Restructuring
Restructuring costs	3,400
North American Records and Information Management business
Restructuring
Restructuring costs	12,600
North American Data Management Business
Restructuring
Restructuring costs	2,100
International Business
Restructuring
Restructuring costs	3,700
Corporate and Other
Restructuring
Restructuring costs	$ 5,000